ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Argentina — 1.6%
Consumer Discretionary — 1.6%
MercadoLibre *	414	$649,442

Total Argentina		649,442
Australia — 1.1%
Information Technology — 1.1%
Appen	55,534	463,719

Total Australia		463,719
China — 4.1%
Communication Services — 1.3%
Baidu ADR *	3,242	531,720

Consumer Discretionary — 2.5%
Alibaba Group Holding ADR *	2,743	535,406
JD.com ADR *	6,637	470,431
Total Consumer Discretionary		1,005,837

Information Technology — 0.3%
Iflytek	14,600	132,516

Total China		1,670,073
France — 1.7%
Information Technology — 1.7%
Dassault Systemes	12,642	697,378

Total France		697,378
Germany — 1.1%
Information Technology — 1.1%
Infineon Technologies	12,023	458,146

Total Germany		458,146
Hong Kong — 1.9%
Communication Services — 1.2%
Tencent Holdings	7,900	486,939

Information Technology — 0.7%
Kingdee International Software Group	87,000	270,923

Total Hong Kong		757,862
Israel — 1.5%
Information Technology — 1.5%
Nice ADR *	2,181	607,736

Total Israel		607,736
Poland — 1.0%
Communication Services — 1.0%
CD Projekt	8,488	407,297

Total Poland		407,297
Russia — 1.3%
Communication Services — 1.3%
Yandex, Cl A *	8,145	553,290

Total Russia		553,290
Taiwan — 3.0%
Information Technology — 3.0%
Global Unichip	25,986	382,379
MediaTek	10,532	342,718
Taiwan Semiconductor Manufacturing	25,734	533,729
Total Information Technology		1,258,826

Total Taiwan		1,258,826
United Kingdom — 1.3%
Information Technology — 1.3%
Blue Prism Group *	46,335	544,367

Total United Kingdom		544,367
United States — 80.0%
Communication Services — 5.5%
Alphabet, Cl A *	260	700,578
Electronic Arts	3,073	442,389
Netflix *	1,113	576,055
Spotify Technology *	2,331	533,030
		2,252,052
Consumer Discretionary — 6.7%
Amazon.com *	195	648,880
Booking Holdings *	193	420,404
Etsy *	3,202	587,599
iRobot *	6,414	561,225
Tesla *	792	544,262
		2,762,370
Health Care — 6.0%
Illumina *	1,496	741,641
Lemonade *	4,527	394,121
Veeva Systems, Cl A *	1,808	601,540
Veracyte *	15,832	705,474
		2,442,776
Industrials — 2.7%
CoStar Group *	5,604	497,915
Verisk Analytics, Cl A	3,188	605,529
		1,103,444
Information Technology — 59.1%
Accenture PLC, Cl A	1,266	402,183
Adobe *	884	549,521
Advanced Micro Devices *	6,750	716,784
Alteryx, Cl A *	8,161	631,661
Analog Devices	3,779	632,680

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Description	Shares	Fair Value
Arista Networks *	1,751	$666,063
ASML Holding, Cl G	806	617,992
Aspen Technology *	3,208	469,202
Atlassian, Cl A *	2,769	900,258
Autodesk *	1,932	620,423
Butterfly Network	38,389	412,298
C3.ai, Cl A *	5,309	267,308
Cloudflare, Cl A *	6,930	822,107
Cognex	6,454	583,506
Cornerstone OnDemand *	8,429	404,086
Fair Isaac *	1,275	667,985
Fiserv *	4,194	482,771
HubSpot *	1,072	638,933
International Business Machines	4,244	598,234
Intuit	1,128	597,806
JFrog *	8,042	352,400
Lam Research	840	535,424
McAfee, Cl A	13,631	368,991
Microsoft	2,494	710,566
MongoDB, Cl A *	1,297	465,519
New Relic *	8,366	577,923
NortonLifeLock	13,051	323,926
NVIDIA	3,483	679,150
Palo Alto Networks *	1,318	525,948
Pure Storage, Cl A *	19,879	388,038
Rapid7 *	6,790	772,363
salesforce.com *	2,581	624,421
ServiceNow *	1,195	702,529
Shopify, Cl A *	394	590,972
Splunk *	5,567	790,403
Square, Cl A *	2,401	593,671
Teradyne	3,390	430,530
Twilio, Cl A *	1,682	628,378
Varonis Systems, Cl B *	11,518	704,902
Wix.com *	2,148	641,480
Yext *	38,229	498,124
Zendesk *	4,146	541,177
		24,128,636
Total United States		32,689,278
Total Common Stock
(Cost $37,795,304)		40,757,414

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, Cl Institutional, 0.03%(A)	159,260	159,260

Total Short-Term Investment
(Cost $159,260)		159,260

Total Investments - 100.0%
(Cost $37,954,564)		$40,916,674

Percentages based on Net Assets of $40,902,030.

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of July 31, 2021.

ADR – American Depository Receipt

Cl - Class

As of July 31, 2021, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1600